Trade receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivable
Schedule of aging analysis of trade receivable

	As of December 31,
	2022	2023
Within 3 months	35,065	133,285
Between 3 months and 6 months	41	1,437
Between 6 months and 1 year	1	647
More than 1 year	13,274	8,154
Total	48,381	143,523